UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue Nashville, Tennessee	37211
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to: Matthew A. Swendiman, Attorney Graydon Head & Ritchey LLP 1900 Fifth Third Center 511 Walnut Street Cincinnati, OH 45202

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end:   08/31/2014

Date of reporting period: 02/28/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 28, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 28, 2014

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedule of Investments:
Fixed Income Fund	9
Informed Investor Growth Fund	13
Quality Growth Fund	15
Select Value Fund	18
Value Fund	21
The Texas Fund	24
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	47
Other Information	65
About Your Funds’ Expenses	66
Board Approval of Investment Management and Sub-Advisory Agreements	70

MONTEAGLE FIXED INCOME FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 2.00%, due 11/15/2021	4.71%
U.S. Treasury Note, 1.75%, due 05/15/2022	4.58%
U.S. Treasury Note, 1.625%, due 08/15/2022	4.51%
FHLMC, 4.875%, due 06/13/2018	2.76%
U.S. Treasury Note, 3.125%, due 05/15/2021	2.56%
FNMA, 0.75%, due 08/16/2017	2.41%
U.S. Treasury Note, 2.125%, due 08/15/2021	2.39%
AT&T, Inc., 5.800%, due 02/15/2019	2.11%
Chubb Corp., 5.75%, due 05/15/2018	2.10%
Cisco Systems, Inc., 4.95%, due 02/15/2019	2.06%

Sector Allocation	(% of Net Assets)
Corporate Bonds	57.78%
U.S. Government and Agency Obligations	30.66%
Money Market Funds	9.71%
Mortgage-Backed Securities	5.13%
Liabilities in Excess of Other Assets	(3.28)%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Powershares QQQ Trust Series 1	13.75%
SPDR S&P 500 ETF Trust	11.97%
Actavis PLC	6.17%
priceline.com, Inc.	5.65%
Biogen Idec, Inc.	5.23%
Raytheon Co.	4.31%
Las Vegas Sands Corp.	4.23%
Waddell & Reed Financial, Inc.	4.14%
B/E Aerospace, Inc.	4.12%
Facebook, Inc.	4.06%

Top Ten Portfolio Industries	(% of Net Assets)
Internet	15.51%
Pharmaceuticals	12.68%
Lodging	9.62%
Aerospace & Defense	8.43%
Biotechnology	8.07%
Diversified Financial Services	4.14%
Airlines	3.91%
Home Furnishings	3.36%
Apparel	2.94%
Retail	1.10%
69.76%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Exchange Traded Funds	25.72%
Consumer, Cyclical	20.94%
Consumer, Non-cyclical	20.75%
Communications	15.50%
Industrial	8.43%
Financial	4.14%
Money Market Funds	3.07%
Other Assets in Excess of Liabilities	1.45%
100.00%

MONTEAGLE QUALITY GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.00%
Walt Disney Co.	3.74%
Google, Inc.	3.73%
Affiliated Managers Group, Inc.	3.58%
QUALCOMM, Inc.	3.10%
BlackRock, Inc.	2.95%
Home Depot, Inc.	2.86%
AMETEK, Inc.	2.84%
Roper Industries, Inc.	2.77%
Goldman Sachs Group, Inc.	2.76%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	9.64%
Diversified Financial Services	8.85%
Internet	7.46%
Banks	6.94%
Computers	6.20%
Media	5.49%
Electronics	3.59%
Biotechnology	3.44%
Chemicals	3.35%
Semiconductors	3.10%
58.06%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Cyclical	18.95%
Financial	18.00%
Industrial	15.95%
Consumer, Non-cyclical	14.90%
Communications	14.37%
Technology	10.98%
Basic Materials	3.35%
Energy	2.75%
Money Market Funds	0.76%
Liabilities in Excess of Other Assets	(0.01)%
100.00%

MONTEAGLE SELECT VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Humana, Inc.	4.06%
Raytheon Co.	3.44%
Microsoft Corp.	3.29%
WellPoint, Inc.	3.22%
Whirlpool Corp.	3.16%
Darden Restaurants, Inc.	3.04%
Applied Materials, Inc.	3.02%
CF Industries Holdings, Inc.	3.02%
Intel Corp.	2.95%
Baker Hughes, Inc.	2.92%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	10.96%
Healthcare - Services	7.28%
Semiconductors	5.97%
Commercial Services	5.63%
Computers	5.28%
Aerospace & Defense	4.93%
Banks	4.74%
Insurance	4.43%
Oil & Gas	4.19%
Iron & Steel	3.76%
57.17%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	18.71%
Technology	15.67%
Consumer, Cyclical	14.12%
Financial	13.39%
Industrial	11.60%
Basic Materials	9.18%
Energy	7.11%
Money Market Funds	4.45%
Utilities	3.70%
Communications	2.21%
Liabilities in Excess of Other Assets	(0.14)%
100.00%

MONTEAGLE VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Merck & Co., Inc.	4.92%
Textron, Inc.	4.67%
Eastman Chemical Co.	4.15%
EI du Pont de Nemours & Co.	3.83%
International Paper Co.	3.66%
AT&T, Inc.	3.41%
Duke Energy Corp.	3.23%
Verizon Communications, Inc.	3.05%
Bristol-Myers Squibb Co.	2.87%
Abercrombie & Fitch Co.	2.75%

Top Ten Portfolio Industries	(% of Net Assets)
Chemicals	12.60%
Telecommunications	10.26%
Pharmaceuticals	9.08%
Oil & Gas	7.24%
Electric	4.94%
Miscellaneous Manufacturing	4.67%
Healthcare - Products	4.40%
Semiconductors	4.10%
Forest Products & Paper	3.66%
Retail	2.75%
63.70%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	20.36%
Industrial	17.02%
Consumer, Non-cyclical	15.69%
Communications	10.26%
Energy	8.64%
Consumer, Cyclical	8.31%
Money Market Funds	8.19%
Utilities	4.94%
Technology	4.10%
Financial	2.38%
Other Assets in Excess of Liabilities	0.11%
100.00%

THE TEXAS FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2014 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Texas Capital Bancshares, Inc.	4.92%
Hilltop Holdings, Inc.	4.67%
Alliance Data Systems Corp.	4.15%
Cyberonics, Inc.	3.83%
Quanta Services, Inc.	3.66%
Silicon Laboratories, Inc.	3.41%
SolarWinds, Inc.	3.23%
Cirrus Logic, Inc.	3.05%
Main Street Capital Corp.	2.87%
Susser Holdings Corp.	2.75%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	12.58%
Retail	10.37%
Oil & Gas Services	8.26%
Commercial Services	6.73%
Banks	6.19%
Semiconductors	4.18%
Insurance	4.01%
Food	3.50%
Software	3.21%
Chemicals	2.79%
61.82%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Energy	21.93%
Consumer, Non-cyclical	15.00%
Consumer, Cyclical	14.93%
Industrial	14.65%
Financial	12.54%
Technology	7.39%
Money Market Funds	6.58%
Communications	4.29%
Basic Materials	3.66%
Utilities	2.97%
Put Options	0.94%
Liabilities in Excess of Other Assets	(4.88)%
100.00%

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 30.66%	Fair Value
	U.S. Treasury Notes - 20.00%
$1,000,000	3.125%, due 05/15/2021	$1,064,727
2,000,000	1.75%, due 05/15/2022	1,902,968
2,000,000	1.625%, due 08/15/2022	1,874,062
500,000	2.625%, due 08/15/2020	519,668
1,000,000	2.125%, due 08/15/2021	993,008
2,000,000	2.00%, due 11/15/2021	1,959,688
		8,314,121
	Federal Farm Credit Bank - 1.20%
500,000	1.33%, due 11/20/2017	499,716

	Federal Home Loan Bank - 1.22%
500,000	5.25%, due 06/18/2014	507,544

	Federal Home Loan Mortgage Corporation - 4.56%
500,000	3.75%, due 03/27/2019	550,391
1,000,000	4.875%, due 06/13/2018	1,147,308
175,000	5.00%, due 12/14/2018	200,816
		1,898,515
	Federal National Mortgage Association - 3.68%
500,000	5.00%, due 03/02/2015	524,124
1,000,000	0.75%, due 08/16/2017	1,000,093
		1,524,217

	Total U.S. Government and Agency Obligations (Cost $12,940,924)	12,744,113

Par Value	CORPORATE BONDS (b) - 57.78%	Fair Value
	Aerospace & Defense - 1.38%
$500,000	United Technologies Corp., 5.375%, due 12/15/2017	$574,849

	Agriculture - 1.12%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	467,664

	Banks - 12.60%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	571,636
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	578,654
250,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	270,023
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	494,094
500,000	Morgan Stanley, 3.45%, due 11/02/2015	521,186
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	475,662
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	551,427
250,000	State Street Corp., 4.30%, due 05/30/2014	252,418

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 57.78% (Continued)	Fair Value
	Banks - 12.60% (Continued)
$500,000	U.S. Bancorp, 2.20%, due 11/15/2016	$518,818
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	489,988
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	511,558
		5,235,464
	Biotechnology - 1.28%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	273,179
250,000	Amgen, Inc., 4.85%, due 11/18/2014	257,653
		530,832
	Computers - 2.27%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	350,000
600,000	International Business Machines Corp., 1.25%, 02/08/2018	595,739
		945,739
	Diversified Financial Services - 2.44%
250,000	CME Group, Inc., 3.00%, due 09/15/2022	247,120
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	247,511
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	518,161
		1,012,792
	Electric - 2.67%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	557,208
500,000	Georgia Power Co., 4.25%, due 12/01/2019	551,653
		1,108,861
	Electrical Components - 0.67%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	276,854

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	15,314

	Insurance - 3.29%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	497,285
750,000	Chubb Corp., 5.75%, due 05/15/2018	871,236
		1,368,521
	Machinery - Diversified - 2.01%
750,000	Deere & Co., 4.375, due 10/16/2019	837,090

	Metal Fabricate & Hardware - 1.13%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	468,919

	Miscellaneous Manufacturing - 2.54%
250,000	3M Co., 1.00%, due 06/26/2017	249,668
250,000	3M Co., 2.00%, due 06/26/2022	235,172
500,000	General Electric Co., 5.25%, due 12/06/2017	570,899
		1,055,739
	Office & Business Equipment - 0.67%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	280,048

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 57.78% (Continued)	Fair Value
	Oil & Gas - 2.98%
$500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	$468,057
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	282,049
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,459
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	236,688
		1,237,253
	Oil & Gas Services - 1.83%
750,000	Halliburton Co., 2.00%, due 08/01/2018	758,816

	Pharmaceuticals - 4.86%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	828,922
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	495,667
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	581,012
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	115,595
		2,021,196
	Real Estate Investment Trust - 1.81%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	753,753

	Retail - 1.19%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	248,384
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	244,762
		493,146
	Semiconductors - 2.70%
750,000	Broadcom Corp., 2.70%, 11/01/2018	772,655
350,000	Intel Corp., 1.35%, 12/15/2017	350,245
		1,122,900
	Software - 1.13%
500,000	Oracle Corp., 2.50%, due 10/15/2022	471,838

	Telecommunications - 7.17%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	876,724
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	221,110
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	854,925
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016	522,346
500,000	Vodafone Group PLC, 0.90%, due 02/19/2016	505,057
		2,980,162

	Total Corporate Bonds (Cost $23,480,444)	24,017,750

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 5.13%	Fair Value
	Federal Home Loan Mortgage Corporation - 2.49%
$598,030	Pool J19285, 2.50%, due 06/01/2027	$603,368
78,992	Series 15L, 7.00%, due 07/25/2023	89,554
319,397	Series 2841 BY, 5.00%, due 08/15/2019	341,674
—	Series 3290 PD, 5.50%, due 03/15/2035	—
		1,034,596

	Federal National Mortgage Association - 1.12%
94,575	Pool 545759, 6.50%, due 07/01/2032	107,300
31,510	Pool 725421, 7.00%, due 09/01/2017	33,236
53,328	Pool 754289, 6.00%, due 11/01/2033	60,065
106,095	Pool 882684, 6.00%, due 06/01/2036	118,303
10,427	Series 2003-54-PG, 5.50%, due 09/25/2032	10,476
123,917	Series 2007-40-PT, 5.50%, due 05/25/2037	136,834
		466,214
	Government National Mortgage Association - 1.52%
111,212	Pool 476998, 6.50%, due 07/15/2029	125,693
90,512	Pool 648337, 5.00%, due 10/15/2020	97,870
44,905	Pool 676516, 6.00%, due 02/15/2038	50,353
114,221	Series 2012-52-PM, 3.50%, due 12/20/2039	119,630
269,768	Series 2012-91-HQ, 2.00%, due 09/20/2041	239,820
		633,366

	Total Mortgage-Backed Securities (Cost $2,089,143)	2,134,176

Shares	MONEY MARKET FUNDS - 9.71%	Fair Value
4,035,508	Fidelity Institutional Money Market Fund Class I, 0.09% (a) (Cost $4,035,508)	$4,035,508

	Total Investments at Fair Value - 103.28% (Cost $42,546,019)	$42,931,547

	Liabilities in Excess of Other Assets, Net - (3.28%)	(1,367,041)

	Net Assets - 100.00%	$41,564,506

(a)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 69.76%	Fair Value
	Aerospace & Defense - 8.43%
7,000	BE Aerospace, Inc. (a)	$589,750
6,300	Raytheon Company	616,833
		1,206,583
	Airlines - 3.91%
9,900	Spirit Airlines, Inc. (a)	559,152

	Apparel - 2.94%
4,300	Michael Kors Holdings, Ltd. (a)	421,529

	Biotechnology - 8.07%
2,300	Alexion Pharmaceuticals, Inc. (a)	406,640
2,200	Biogen Idec, Inc. (a)	749,496
		1,156,136
	Diversified Financial Services - 4.14%
8,500	Waddell & Reed Financial, Inc. - Class A	592,450

	Home Furnishings - 3.36%
4,600	Harman International Industries, Inc. Co.	481,758

	Internet - 15.51%
8,500	Facebook, Inc. (a)	581,910
1,000	NetFlix, Inc. (a)	445,630
600	Priceline.com, Inc. (a)	809,304
3,500	Qihoo 360 Technology Co. Ltd. (a)	383,670
		2,220,514
	Lodging - 9.62%
7,100	Las Vegas Sands Corp.	605,275
6,700	Melco Crown Entertainment Ltd - ADR (a)	287,564
2,000	Wynn Resorts Ltd.	484,980
		1,377,819
	Pharmaceuticals - 12.68%
4,000	Actavis PLC (a)	883,280
2,800	Jazz Pharmaceuticals PLC (a)	425,446
4,700	Salix Pharmaceuticals, Inc. (a)	507,224
		1,815,950
	Retail - 1.10%
2,000	Domino's Pizza, Inc.	158,120

	Total Common Stocks (Cost $8,282,614)	9,990,011

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	EXCHANGE-TRADED FUNDS - 25.72%	Fair Value
21,800	Powershares QQQ Trust Series 1	$1,969,412
9,200	SPDR S&P 500 ETF Trust	1,713,960

	Total Exchange-Traded Funds (Cost $3,632,988)	3,683,372

Shares	MONEY MARKET FUND - 3.07%	Fair Value
440,355	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $440,355)	$440,355

	Total Investments at Fair Value - 98.55% (Cost $12,355,957)	$14,113,738

	Other Assets in Excess of Liabilities, Net - 1.45%	207,784

	Net Assets - 100.00%	$14,321,522

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 99.25%	Fair Value
	Apparel - 2.24%
6,850	NIKE, Inc. - Class B	$536,355

	Banks - 6.94%
12,145	East West Bancorp, Inc.	433,455
3,980	Goldman Sachs Group, Inc.	662,471
12,250	Wells Fargo & Co.	568,645
		1,664,571
	Beverages - 2.69%
16,910	Coca-Cola Co.	645,962

	Biotechnology - 3.44%
2,592	Celgene Corp. (a)	416,664
4,929	Gilead Sciences, Inc. (a)	408,072
		824,736
	Chemicals - 3.35%
1,480	CF Industries Holdings, Inc. (a)	371,332
3,930	Monsanto Co.	432,379
		803,711
	Computers - 6.20%
2,280	Apple, Inc.	1,199,827
1,546	International Business Machines Corp.	286,273
		1,486,100
	Cosmetics & Personal Care - 1.49%
5,180	Estee Lauder Cos., Inc.	356,591

	Distribution & Wholesale - 2.53%
2,378	WW Grainger, Inc.	606,438

	Diversified Financial Services - 8.85%
4,563	Affiliated Managers Group, Inc. (a)	858,072
2,322	BlackRock, Inc.	707,838
2,460	Visa, Inc. - Class A	555,812
		2,121,722
	Electrical Components & Equipment - 2.84%
12,802	AMETEK, Inc.	681,578

	Electronics - 3.59%
6,454	Amphenol Corp. - Class A	568,081
7,654	Trimble Navigation Ltd. (a)	292,000
		860,081
	Entertainment - 1.21%
9,885	Cinemark Holdings, Inc.	290,817

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.25% (Continued)	Fair Value
	Food - 2.19%
3,460	McCormick & Co., Inc. MD	$229,744
5,458	Whole Foods Market, Inc.	295,005
		524,749
	Healthcare - Products - 2.44%
8,431	Baxter International, Inc.	585,954

	Home Builders - 1.47%
14,360	D.R. Horton, Inc.	352,682

	Internet - 7.46%
1,000	Amazon.com, Inc. (a)	362,100
9,070	eBay, Inc. (a)	533,044
735	Google, Inc. - Class A (a)	893,503
		1,788,647
	Leisure Time - 1.85%
3,318	Polaris Industries, Inc.	444,711

	Machinery - Diversified - 2.77%
4,904	Roper Industries, Inc.	665,080

	Media - 5.49%
8,095	Comcast Corp. - Class A	418,431
11,100	Walt Disney Co.	896,991
		1,315,422
	Metal Fabricate & Hardware - 2.23%
2,077	Precision Castparts Corp.	535,617

	Miscellaneous Manufacturing - 2.44%
7,643	Danaher Corp.	584,613

	Oil & Gas - 1.33%
2,635	Concho Resources, Inc. (a)	319,178

	Oil & Gas Services - 1.42%
4,420	National Oilwell Varco, Inc.	340,517

	Pharmaceuticals - 2.65%
8,425	Express Scripts Holding Co. (a)	634,487

	Real Estate Investment Trusts - 2.21%
6,497	American Tower Corp.	529,311

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 99.25% (Continued)	Fair Value
	Retail - 9.64%
2,435	Bed Bath & Beyond, Inc. (a)	$165,142
7,955	CVS Caremark Corp.	581,829
3,688	DSW, Inc.	141,914
7,340	Dunkin' Brands Group, Inc.	379,258
8,355	Home Depot, Inc.	685,361
4,935	Ross Stores, Inc.	359,268
		2,312,772
	Semiconductors - 3.10%
9,860	QUALCOMM, Inc.	742,359

	Software - 1.69%
10,375	Oracle Corp.	405,766

	Telecommunications - 1.43%
15,695	Cisco Systems, Inc.	342,151

	Transportation - 2.07%
2,173	FedEx Corp.	289,726
4,250	Tidewater, Inc.	207,060
		496,786

	Total Common Stocks (Cost $16,729,648)	23,799,464

Shares	MONEY MARKET FUND - 0.76%	Fair Value
182,165	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $182,165)	$182,165

	Total Investments at Fair Value - 100.01% (Cost $16,911,813)	$23,981,629

	Liabilities in Excess of Other Assets, Net - (0.01%)	(2,856)

	Net Assets - 100.00%	$23,978,773

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.69%	Fair Value
	Aerospace & Defense - 4.93%
1,300	Lockheed Martin Corp.	$210,990
4,953	Raytheon Co.	484,948
		695,938
	Banks - 4.74%
7,400	Bank of America Corp.	122,322
1,091	Goldman Sachs Group, Inc.	181,597
11,849	Morgan Stanley	364,949
		668,868
	Chemicals - 3.02%
1,696	CF Industries Holdings, Inc.	425,526

	Commercial Services - 5.63%
12,630	H&R Block, Inc.	399,613
20,652	R.R. Donnelley & Sons Co.	395,073
		794,686
	Computers - 5.28%
589	Apple, Inc.	309,955
6,175	Hewlett-Packard Co.	184,509
5,444	Teradata Corp. (a)	249,988
		744,452
	Diversified Financial Services - 1.14%
2,180	CME Group, Inc.	160,928

	Electric - 3.70%
9,085	Exelon Corp.	276,275
7,991	FirstEnergy Corp.	245,963
		522,238
	Food - 2.69%
10,144	Safeway, Inc.	379,893

	Healthcare - Products - 3.11%
4,213	Edwards Lifesciences Corp. (a)	293,899
1,800	Stryker Corp.	144,432
		438,331
	Healthcare - Services - 7.28%
5,097	Humana, Inc.	573,209
5,016	WellPoint, Inc.	454,399
		1,027,608
	Home Furnishings - 3.16%
3,087	Whirlpool Corp.	446,473

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.69% (Continued)	Fair Value
	Insurance - 4.43%
6,388	Allstate Corp.	$346,613
5,495	MetLife, Inc.	278,432
		625,045
	Iron & Steel - 3.76%
10,872	Allegheny Technologies, Inc.	345,512
5,611	Cliffs Natural Resources, Inc. (d)	112,388
3,000	United States Steel Corp.	72,660
		530,560
	Machinery - Construction & Mining - 2.38%
6,107	Joy Global, Inc.	335,885

	Mining - 2.41%
14,609	Newmont Mining Corp.	339,805

	Miscellaneous Manufacturing - 1.32%
7,300	General Electric Co.	185,931

	Office & Business Equipment - 1.14%
14,634	Xerox Corp.	160,828

	Oil & Gas - 4.19%
2,200	ConocoPhillips	146,300
2,683	Diamond Offshore Drilling, Inc.	126,906
9,517	Rowan Companies PLC (a)	317,487
		590,693
	Oil & Gas Services - 2.92%
6,513	Baker Hughes, Inc.	412,143

	Real Estate Investment Trust - 1.79%
6,520	HCP, Inc.	252,780

	Retail - 10.96%
7,060	Abercrombie & Fitch Co. CL A	279,788
5,607	CVS Caremark Corp.	410,096
8,406	Darden Restaurants, Inc.	429,210
2,000	Kohl's Corp.	112,380
10,382	RadioShack Corp. (a) (d)	27,824
3,848	Wal-Mart Stores, Inc	287,446
		1,546,744
	Savings & Loans - 1.28%
19,082	Hudson City Bancorp, Inc.	181,279

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.69% (Continued)	Fair Value
	Semiconductors - 5.97%
22,477	Applied Materials, Inc.	$426,164
16,833	Intel Corp.	416,785
		842,949
	Software - 3.28%
12,103	Microsoft Corp.	463,666

	Telecommunications - 2.21%
4,000	AT & T, Inc.	127,720
9,571	Corning, Inc.	184,433
		312,153
	Transportation - 2.97%
4,351	CH Robinson Worldwide, Inc.	225,643
2,100	Norflok Southern Corp.	193,011
		418,654

	Total Common Stocks (Cost $11,043,003)	13,504,056

Shares	MONEY MARKET FUND - 4.45%	Fair Value
628,301	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $628,301)	$628,301

	Total Investments at Fair Value - 100.14% (Cost $11,671,304)	$14,132,357

	Liabilities in Excess of Other Assets, Net - (0.14%)	(19,826)

	Net Assets - 100.00%	$14,112,531

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2014. Total collateral had a fair value of $46,365 at February 28, 2014.

(d)	Security, or a portion of the security, is out on loan at February 28, 2014. Total loaned securities had a fair value of $45,363 at February 28, 2014.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 91.70%	Fair Value
	Aerospace & Defense - 2.23%
6,400	Raytheon Co.	$417,280

	Auto Manufacturers - 2.06%
25,000	Ford Motor Co.	384,750

	Auto Parts & Equipment - 2.27%
17,000	Cooper Tire & Rubber Co.	423,810

	Chemicals - 12.60%
8,880	Eastman Chemical Co.	776,378
10,750	EI Du Pont de Nemour & Co.	716,165
18,800	Huntsman Corp.	457,968
8,300	Mosaic Co.	405,538
		2,356,049
	Distribution & Wholesale - 1.24%
39,558	Wolseley PLC Jersey	231,414

	Diversified Financial Services - 2.38%
30,000	Nomura Holdings, Inc.	203,700
4,813	Macquarie Group	241,208
		444,908
	Electric - 4.94%
8,516	Duke Energy Corp.	603,614
11,000	NRG Energy, Inc.	319,770
		923,384
	Electrical Components & Equipment - 1.99%
21,000	Schneider Electric SA - ADR	372,960

	Environmental Control - 1.83%
17,000	Calgon Carbon Corp. (a)	342,210

	Food - 2.21%
28,000	Dean Foods Co. (a)	414,120

	Forest Products & Paper - 3.66%
14,000	International Paper Co.	684,460

	Healthcare - Products - 4.40%
32,000	Boston Scientific Corp. (a)	419,200
6,800	Medtronic, Inc.	402,968
		822,168
	Iron & Steel - 2.01%
7,500	Nucor Corp.	376,800

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 91.70% (Continued)	Fair Value
	Metal Fabricate & Hardware - 2.56%
12,000	Worthington Industries, Inc.	$478,320

	Mining - 2.09%
12,000	Freeport-McMoRan Copper & Gold, Inc.	391,440

	Miscellaneous Manufacturing - 4.67%
22,000	Textron, Inc.	873,400

	Oil & Gas - 7.24%
3,000	Exxon Mobil Corp.	288,810
7,600	HollyFrontier Corp.	346,332
12,000	Marathon Oil Corp.	402,000
7,494	Transocean Ltd.	317,746
		1,354,888
	Oil & Gas Services - 1.39%
9,000	Steel Excel, Inc. (a)	261,000

	Packaging & Containers - 2.11%
9,400	Sonoco Products Co.	394,612

	Pharmaceuticals - 9.08%
10,000	Bristol-Myers Squibb Co.	537,700
16,147	Merck & Co., Inc. NJ	920,218
10,000	Takeda Pharmaceutical Co. Ltd.	240,000
		1,697,918
	Retail - 2.75%
13,000	Abercrombie & Fitch Co. CL A	515,190
225	Orchard Supply Hardware Stores Corp. (a)	—
		515,190
	Semiconductors - 4.10%
17,000	Intel Corp.	420,920
30,000	Kulicke & Soffa Industriies, Inc. (a)	346,200
		767,120
	Telecommunications - 10.26%
20,000	AT & T, Inc.	638,600
9,700	Rogers Communications, Inc. Class B	375,099
12,000	Verizon Communications, Inc.	570,960
31,000	FIH Mobile Ltd.	333,923
		1,918,582
	Transportation - 1.63%
11,000	CSX Corp.	304,810

	Total Common Stocks (Cost $12,436,571)	17,151,593

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	PREFERRED STOCKS - 0.00%	Fair Value
Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a)	$—

	Total Preferred Stocks (Cost $985)	—

Shares	MONEY MARKET FUND - 8.19%	Fair Value
1,532,848	Fidelity Institutional Money Market Fund Class I, 0.09% (Cost $1,532,848)	$1,532,848

	Total Investments at Fair Value - 99.89% (Cost $13,970,404)	$18,684,441

	Other Assets in Excess of Liabilities, Net - 0.11%	20,640

	Net Assets - 100.00%	$18,705,081

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited)

Shares	COMMON STOCKS - 97.36%	Fair Value
	Advertising - 0.79%
7,915	Clear Channel Outdoor Holdings, Inc. (a)	$79,546

	Airlines - 1.17%
5,283	Southwest Airlines Co.	118,550

	Banks - 6.19%
2,132	Comerica, Inc.	102,720
946	Cullen/Frost Bankers, Inc.	70,609
2,104	First Financial Bankshares, Inc. (d)	127,250
3,614	International Bancshares Corp.	83,773
1,367	Prosperity Bancshares, Inc.	86,545
2,474	Texas Capital Bancshares, Inc. (a)	155,738
		626,635
	Beverages - 0.87%
1,698	Dr Pepper Snapple Group, Inc.	88,483

	Building Materials - 1.91%
1,072	Eagle Materials, Inc.	94,765
1,070	Lennox International, Inc.	98,312
		193,077
	Chemicals - 2.79%
1,213	Celanese Corp.	64,762
4,962	Kronos Worldwide, Inc. (d)	75,819
4,021	Valhi, Inc.	44,191
732	Westlake Chemical Co.	97,598
		282,370
	Commercial Services - 6.73%
522	Alliance Data Systems Corp. (a)	148,827
3,056	Cardtronics, Inc. (a)	123,829
5,094	HMS Holdings Corp (a)	104,223
3,975	Quanta Services, Inc. (a)	139,960
2,040	Rent-A-Center, Inc.	51,286
6,019	Service Corp. International, Inc.	112,495
		680,620
	Distribution & Wholesale - 0.74%
654	Fossil Group, Inc. (a)	75,151

	Electric - 2.09%
3,840	Dynegy, Inc. (d) (a)	89,818
3,451	El Paso Electric Co.	121,648
		211,466
	Electrical Equipment & Components - 1.23%
2,372	Encore Wire Corp.	124,032

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.36% (Continued)	Fair Value
	Electronics - 1.82%
3,366	Benchmark Electronics, Inc. (a)	$80,245
3,597	National Instruments Corp.	104,205
		184,450
	Engineering & Construction - 1.44%
1,097	Fluor Corp.	85,226
2,193	KBR, Inc.	60,571
		145,797
	Entertainment - 1.73%
2,445	Cinemark Holdings, Inc.	71,932
573	Multimedia Games Holding Co., Inc. (a)	18,923
2,076	Six Flags Entertainment Corp.	84,701
		175,556
	Environmental Control - 2.18%
3,561	Darling International, Inc. (a)	71,861
1,712	Waste Connections, Inc.	74,078
1,805	Waste Management, Inc.	74,908
		220,847
	Food - 3.50%
3,960	Dean Foods Co. (a)	58,568
2,351	Sysco Corp.	84,683
3,860	WhiteWave Foods Co. (a)	109,238
1,889	Whole Foods Market, Inc.	102,100
		354,589
	Gas - 0.88%
627	Atmos Energy Corp.	28,905
2,527	CenterPoint Energy, Inc.	59,764
		88,669
	Healthcare - Products - 2.64%
2,104	Cyberonics, Inc. (a)	144,061
3,478	Hanger, Inc. (a)	123,295
		267,356
	Healthcare - Services - 0.40%
912	Tenet Healthcare Corp. (a)	40,237

	Home Builders - 0.91%
3,750	DR Horton, Inc.	92,100

	Household Products & Wares - 0.86%
785	Kimberly-Clark Corp.	86,625

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.36% (Continued)	Fair Value
	Insurance - 4.01%
794	American National Insurance Co.	$90,111
1,785	HCC Insurance Holdings, Inc.	78,362
6,264	Hilltop Holdings, Inc. (a)	153,531
1,084	Torchmark Corp.	84,021
		406,025
	Internet - 2.37%
2,511	HomeAway, Inc. (a)	115,179
3,379	Rackspace Hosting, Inc. (a)	124,246
		239,425
	Investment Companies - 1.31%
3,769	Main Street Capital Corp. (d)	132,292

	Iron & Steel - 0.87%
4,552	Commercial Metals Co.	88,081

	Machinery - Diversified - 2.04%
1,044	DXP Enterprises, Inc. (a)	106,237
1,231	Flowserve Corp.	99,970
		206,207
	Media - 0.46%
1,086	Nexstar Broadcasting Group, Inc.	46,350

	Miscellaneous Manufacturing - 2.00%
1,791	AZZ, Inc.	79,467
1,708	Trinity Industries, Inc.	122,651
		202,118
	Oil & Gas - 12.58%
455	Anadarko Petroleum Corp.	38,293
772	Apache Corp.	61,212
728	Approach Resources, Inc. (a)	16,213
568	Cabot Oil & Gas Corp.	19,880
1,302	Carrizo Oil & Gas, Inc. (a)	64,761
669	Cheniere Energy, Inc. (a)	33,069
382	Concho Resources, Inc. (a)	46,272
586	ConocoPhillips	38,969
848	CVR Energy, Inc.	33,369
1,162	Denbury Resources, Inc.	19,010
1,166	Diamonback Energy, Inc. (a)	75,009
320	Diamond Offshore Drilling, Inc.	15,136
244	EOG Resources, Inc.	46,218
236	Exxon Mobil Corp.	22,720
14,286	Halcon Resources Corp. (d) (a)	54,430
2,320	Hercules Offshore, Inc. (a)	11,043
1,649	HollyFrontier Corp.	75,145
4,504	Magnum Hunter Resources Corp. (a)	37,788

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.36% (Continued)	Fair Value
	Oil & Gas - 12.58% (Continued)
607	Marathon Oil Corp.	$20,334
2,125	Matador Resources Co. (a)	51,552
839	Newfield Exploration Co. (a)	23,651
611	Noble Energy, Inc.	42,012
2,987	Patterson-UTI Energy, Inc.	86,951
586	Phillips 66	43,868
225	Pioneer Natural Resources Co.	45,265
661	Range Resources Corp.	56,879
1,680	Rosetta Resources, Inc. (a)	74,542
553	Rowan Companies PLC (a)	18,448
553	Southwestern Energy Co. (a)	22,861
461	Tesoro Corp.	23,516
591	Valero Energy Corp.	28,356
720	Western Refining, Inc.	26,244
		1,273,016
	Oil & Gas Services - 8.26%
930	Baker Hughes, Inc.	58,850
1,526	C&J Energy Services, Inc. (a)	39,447
339	Cameron International Corp. (a)	21,716
641	CARBO Ceramics, Inc.	79,516
329	Dresser-Rand Group, Inc. (a)	17,874
184	Dril-Quip, Inc. (a)	19,791
1,273	Exterran Holdings, Inc.	52,155
1,982	Flotek Industries, Inc. (a)	50,442
1,116	Forum Energy Technologies, Inc. (a)	28,904
1,194	Geospace Technologies Corp. (a)	91,663
421	Halliburton Co.	23,997
2,643	Key Energy Services, Inc. (a)	23,893
1,774	MRC Global, Inc. (a)	45,627
268	National Oilwell Varco, Inc.	20,647
2,733	Newpark Resources, Inc. (a)	30,391
248	Oceaneering International, Inc	17,752
207	Oil States International, Inc. (a)	19,648
764	Schlumberger Ltd.	71,052
2,693	Superior Energy Services, Inc.	79,686
442	Targa Resources Corp.	42,768
		835,819
	Pipelines - 1.09%
862	Kinder Morgan, Inc.	27,455
1,923	Primoris Services Corp.	60,132
607	Spectra Energy Corp.	22,629
		110,216
	Real Estate - 1.03%
751	Howard Hughes Corp. (a)	103,661

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS - 97.36% (Continued)	Fair Value
	Retail - 10.37%
1,811	Brinker International., Inc.	$99,605
2,576	Cash America International, Inc.	103,092
1,763	Conn's, Inc. (a)	63,115
3,340	Copart, Inc. (a)	121,676
1,349	First Cash Financial Services, Inc. (a)	71,268
1,460	GameStop Corp. Class A	54,473
1,002	Group 1 Automotive, Inc.	66,893
2,235	Mattress Firm Holdings Corp. (a)	97,424
3,827	Pier 1 Imports, Inc.	72,407
2,889	Rush Enterprises, Inc. (a)	82,625
2,946	Sally Beauty Holdings, Inc. (a)	84,550
2,179	Susser Holdings Corp. (a)	132,004
		1,049,132
	Semiconductors - 4.18%
6,939	Cirrus Logic, Inc. (a)	133,576
2,831	Diodes, Inc. (a)	67,406
2,642	Silicon Laboratories, Inc. (a)	137,305
1,883	Texas Instruments, Inc.	84,660
		422,947
	Software - 3.21%
2,944	SolarWinds, Inc. (a)	135,954
1,440	Solera Holdings, Inc.	98,525
961	Tyler Technologies, Inc. (a)	90,123
		324,602
	Telecommunications - 0.68%
2,145	AT&T, Inc.	68,490

	Transportation - 2.03%
1,076	Bristow Group, Inc.	83,498
609	Gulfmark Offshore, Inc.	28,891
889	Kirby Corp. (a)	92,998
		205,387

	Total Common Stocks (Cost $9,367,066)	9,849,924

Contracts (e)	PUT OPTIONS - 0.94%	Fair Value
125	SPDR S&P 500 ETF Trust	$39,375
125	Energy Select Sector SPDR Fund	2,000
18	SPDR MidCap 400 ETF Trust	468
45	SPDR S&P MidCap 400	53,550

	Total Put Options (Cost $176,706)	95,393

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2014 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 6.58%	Fair Value
666,051	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $666,051)	$666,051

	Total Investments at Fair Value - 104.88% (Cost $10,209,823)	$10,611,368

	Liabilities in Excess of Other Assets, Net - (4.88%)	(493,858)

	Net Assets - 100.00%	$10,117,510

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2014, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2014. Total collateral had a fair value of $291,127 at February 28, 2014.

(d)	Security, or a portion of the security is out on loan at February 28, 2014. Total loaned securities had a fair value of $288,927 at February 28, 2014.

(e)	Each contract is equal to 100 shares of common stock.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2014 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$42,546,019	$12,355,957	$16,911,813
At fair value (Note 2)	$42,931,547	$14,113,738	$23,981,629
Receivables:
Dividends and interest	278,549	7,739	18,874
Investment securities sold	—	505,049	—
Other assets	1,870	1,870	1,870
Total assets	43,211,966	14,628,396	24,002,373

LIABILITIES
Payables:
Distributions	5,010	—	—
Investment securities purchased	1,609,160	292,568	—
Due to Adviser (Note 3)	30,568	12,792	21,661
Accrued compliance service fees (Note 3)	2,203	995	1,420
Payable to Trustees	519	519	519
Total liabilities	1,647,460	306,874	23,600

NET ASSETS	$41,564,506	$14,321,522	$23,978,773

NET ASSETS CONSIST OF:
Paid-in capital	$41,641,373	$11,118,575	$19,081,000
Accumulated net investment loss	(3,004)	(50,659)	(8,528)
Accumulated undistributed net realized gain (loss) on investments	(459,391)	1,495,825	(2,163,515)
Net unrealized appreciation on investments	385,528	1,757,781	7,069,816
NET ASSETS	$41,564,506	$14,321,522	$23,978,773

Shares of beneficial interest outstanding (1)	4,003,063	1,123,374	1,971,365
Net Asset Value, offering and redemption price per share	$10.38	$12.75	$12.16

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2014 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund
ASSETS
Investment securities
At cost	$11,671,304	$13,970,404	$10,209,823
At fair value (Note 2) - including $45,363, $0 and $288,927 of securities loaned (Note 2), respectively	$14,132,357	$18,684,441	$10,611,368
Receivables:
Dividends and interest	38,675	37,111	8,070
Capital shares sold	—	—	500
Other assets	1,870	1,870	1,688
Total assets	14,172,902	18,723,422	10,621,626

LIABILITIES
Payables:
Distribution Fees	—	—	47
Investment securities purchased	—	—	201,283
Securities Loan Payable (Note 2)	46,365	—	291,127
Due to Adviser (Note 3)	12,505	16,642	10,846
Accrued compliance service fees (Note 3)	982	1,180	813
Payable to Trustees	519	519	—
Total liabilities	60,371	18,341	504,116

NET ASSETS	$14,112,531	$18,705,081	$10,117,510

NET ASSETS CONSIST OF:
Paid-in capital	$10,126,499	$11,846,634	$9,698,802
Accumulated undistributed net investment income (loss)	28,869	13,369	(17,906)
Accumulated net realized gain on investments	1,496,110	2,131,041	35,069
Net unrealized appreciation on investments	2,461,053	4,714,037	401,545
NET ASSETS	$14,112,531	$18,705,081	$10,117,510

CLASS I SHARES:
Net Assets	$14,112,531	$18,705,081	$10,104,940
Shares of beneficial interest outstanding (1)	834,361	1,063,506	951,868
Net Asset Value, offering and redemption price per share	$16.91	$17.59	$10.62

CLASS C SHARES:
Net Assets			$12,570
Shares of beneficial interest outstanding (1)			1,189
Net Asset Value and offering price per share			$10.57
Minimum redemption price per share (2)			$10.46

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

(2)	Class C shares purchased, that are redeemed within one year, will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Month Period Ended February 28, 2014 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$498,129	$665	$84
Securities lending	—	186	—
Dividends	—	43,587	148,782
Foreign withholding tax	—	(614)	—

Total Investment Income	498,129	43,824	148,866

Expenses:
Investment advisory fees (Note 3)	193,340	83,760	143,784
Compliance service fees (Note 3)	14,086	6,523	9,410
Trustees' fees	3,868	3,868	3,868
ICI membership fees	332	332	332

Total expenses	211,626	94,483	157,394

Net investment income (loss)	286,503	(50,659)	(8,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investments	(7,152)	1,846,066	1,804,958
Net change in unrealized appreciation on investments	550,857	430,743	1,531,033

Net realized and unrealized gain on investments	543,705	2,276,809	3,335,991

Net increase in net assets resulting from operations	$830,208	$2,226,150	$3,327,463

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Month Period Ended February 28, 2014 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund (a)
INVESTMENT INCOME

Income:
Interest	$326	$258	$267
Securities lending	1,412	3,386	1,213
Dividends	153,789	197,091	34,564
Foreign withholding tax	—	(1,296)	—

Total Investment Income	155,527	199,439	36,044

Expenses:
Investment advisory fees (Note 3)	85,631	104,454	46,360
Distribution (12b-1) fees - Class C (Note 3)	—	—	47
Compliance service fees (Note 3)	6,614	7,521	4,081
Legal fees	—	1,740	—
Trustees' fees	3,868	3,868	3,462
Interest expense	602	—	—
ICI membership fees	332	332	—

Total expenses	97,047	117,915	53,950

Net investment income (loss)	58,480	81,524	(17,906)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain (loss) from:
Investments	1,967,955	2,132,291	52,014
Put options purchased	—	—	(16,945)
Net realized gain	1,967,955	2,132,291	35,069

Net change in unrealized appreciation (depreciation) on:
Investments	31,502	459,120	482,858
Put options purchased	—	—	(81,313)
Net change in unrealized appreciation	31,502	459,120	401,545

Net realized and unrealized gain on investments	1,999,457	2,591,411	436,614

Net increase in net assets resulting from operations	$2,057,937	$2,672,935	$418,708

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$286,503	$635,525
Net realized gain (loss) on investment transactions	(7,152)	126,947
Net change in unrealized appreciation (depreciation) on investments	550,857	(2,192,975)
Net increase (decrease) in net assets resulting from operations	$830,208	$(1,430,503)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(291,308)	(661,784)
Net decrease in net assets from distributions to shareholders	(291,308)	(661,784)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	1,638,663	5,582,751

Total increase in net assets	2,177,563	3,490,464

NET ASSETS
Beginning of period	39,386,942	35,896,478
End of period	$41,564,505	$39,386,942
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(3,004)	$1,801

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(50,659)	$(75,687)
Net realized gain on investment transactions	1,846,066	1,027,632
Net change in unrealized appreciation on investments	430,743	102,561
Net increase in net assets resulting from operations	$2,226,150	$1,054,506

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(1,094,029)	(1,021,556)
Net decrease in net assets from distributions to shareholders	(1,094,029)	(1,021,556)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(115,803)	(468,751)

Total increase (decrease) in net assets	1,016,318	(435,801)

NET ASSETS
Beginning of period	13,305,204	13,741,005
End of period	$14,321,522	$13,305,204
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(50,659)	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,528)	$96,236
Net realized gain on investment transactions	1,804,958	2,858,714
Net change in unrealized appreciation (depreciation) on investments	1,531,033	(836,717)
Net increase in net assets resulting from operations	$3,327,463	$2,118,233

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(15,199)	(149,428)
Net decrease in net assets from distributions to shareholders	(15,199)	(149,428)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(4,886,256)	(4,641,093)

Total decrease in net assets	(1,573,992)	(2,672,288)

NET ASSETS
Beginning of period	25,552,765	28,225,053
End of period	$23,978,773	$25,552,765
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(8,528)	$15,199

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,480	$128,959
Net realized gain on investment transactions	1,967,955	1,107,026
Net change in unrealized appreciation on investments	31,502	2,691,912
Net increase in net assets resulting from operations	$2,057,937	$3,927,897

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(48,343)	(136,109)
From net realized capital gains - Class I	(286,386)	—
Net decrease in net assets from distributions to shareholders	(334,729)	(136,109)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(1,949,959)	370,567

Total increase (decrease) in net assets	(226,751)	4,162,355

NET ASSETS
Beginning of period	14,339,282	10,176,927
End of period	$14,112,531	$14,339,282
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$28,869	$18,732

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$81,524	$186,225
Net realized gain on investment transactions	2,132,291	316,731
Net change in unrealized appreciation on investments	459,120	2,034,221
Net increase in net assets resulting from operations	$2,672,935	$2,537,177

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(94,232)	(191,952)
From net realized capital gains - Class I	—	(355,557)
Decrease in net assets from distributions to shareholders	(94,232)	(547,509)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(84,001)	(124,917)

Total increase in net assets	2,494,702	1,864,751

NET ASSETS
Beginning of period	16,210,379	14,345,628
End of period	$18,705,081	$16,210,379
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$13,369	$26,077

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 28, 2014 (a) (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(17,906)
Net realized gain on investment transactions	35,069
Net change in unrealized appreciation on investments	401,545
Net increase in net assets resulting from operations	$418,708

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	9,698,802

Total increase in net assets	10,117,510

NET ASSETS
Beginning of period	—
End of period	$10,117,510
ACCUMULATED NET INVESTMENT LOSS	$(17,906)

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)
Class I Shares	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of year/period	$10.25		$10.80	$10.70	$10.71	$10.34	$10.05
Income (loss) from investment operations:
Net investment income	0.07		0.19	0.27	0.32	0.35	0.38
Net realized and unrealized gain (loss) on investments	0.13		(0.55)	0.10	(0.01)	0.37	0.29
Total from investment operations	0.20		(0.36)	0.37	0.31	0.72	0.67

Less distributions:
From net investment income	(0.07)		(0.19)	(0.27)	(0.32)	(0.35)	(0.38)
Total distributions	(0.07)		(0.19)	(0.27)	(0.32)	(0.35)	(0.38)

Net asset value, end of year/period	$10.38		$10.25	$10.80	$10.70	$10.71	$10.34

Total Return (a)	2.00	%(b)	(3.41%)	3.48%	2.97%	7.11%	6.80%

Net assets, end of year/ period (000's omitted)	$41,565		$39,387	$35,896	$31,892	$34,911	$32,125

Ratio of operating expenses to average net assets:	1.06	%(c)	1.06%	1.09%	1.07%	1.04%	1.04%

Ratio of net investment income to average net assets:	1.43	%(c)	1.68%	2.46%	2.93%	3.37%	3.74%

Portfolio turnover rate	5	%(b)	22%	23%	14%	18%	39%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)
Class I Shares	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of year/period	$11.75		$11.71	$10.62	$10.48	$12.89	$8.82
Income (loss) from investment operations:
Net investment loss (a)	(0.05)		(0.07)	(0.06)	(0.06)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	2.02		1.00	1.55	1.90	(0.18)	4.12
Total from investment operations	1.97		0.93	1.49	1.84	(0.28)	4.07

Less distributions:
From net realized capital gains	(0.97)		(0.89)	(0.40)	(1.70)	(2.13)	—
Total distributions	(0.97)		(0.89)	(0.40)	(1.70)	(2.13)	—

Net asset value, end of year/period	$12.75		$11.75	$11.71	$10.62	$10.48	$12.89

Total Return (b)	17.27	%(c)	9.03%	14.81%	15.35%	(4.43%)	46.15%

Net assets, end of year/ period (000's omitted)	$14,322		$13,305	$13,741	$17,784	$17,717	$27,680

Ratio of operating expenses to average net assets: (d)	1.35	%(e)	1.37%	1.34%	1.33%	1.28%	1.27%

Ratio of net investment loss to average net assets: (a)	(0.59	%)(e)	(0.59%)	(0.94%)	(0.53%)	(0.96%)	(0.77%)

Portfolio turnover rate	146	%(c)	641%	795%	755%	819%	1592%

(a)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized.

(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)
Class I Shares	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.65		$9.95	$8.71	$7.14	$6.85	$8.46
Income (loss) from investment operations:
Net investment income (loss)	—	(a)	0.04	0.02	— (a)	— (a)	0.02
Net realized and unrealized gain (loss) on investments	1.52		0.72	1.22	1.57	0.30	(1.62)
Total from investment operations	1.52		0.76	1.24	1.57	0.30	(1.60)

Less distributions:
From net investment income	(0.01)		(0.06)	— (b)	— (b)	(0.01)	(0.01)
Total distributions	(0.01)		(0.06)	—	—	(0.01)	(0.01)

Net asset value, end of period	$12.16		$10.65	$9.95	$8.71	$7.14	$6.85

Total Return (c)	14.25	%(d)	7.62%	14.26%	22.02%	4.41%	(18.92%)

Net assets, end of period (000's omitted)	$23,979		$25,553	$28,225	$22,765	$22,449	$11,196

Ratio of operating expenses to average net assets:	1.31	%(e)	1.30%	1.33%	1.32%	1.29%	1.32%

Ratio of net investment income (loss) to average net assets:	(0.07	%)(e)	0.34%	0.26%	0.02%	0.05%	0.31%

Portfolio turnover rate	6	%(d)	50%	54%	62%	69%	39%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)
Class I Shares	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$15.07		$10.95	$10.16	$8.78	$8.30	$11.63
Income (loss) from investment operations:
Net investment income	0.07		0.14	0.13	0.04	0.01	0.07
Net realized and unrealized gain (loss) on investments	2.15		4.13	0.78	1.37	0.48	(3.30)
Total from investment operations	2.22		4.27	0.91	1.41	0.49	(3.23)

Less distributions:
From net investment income	(0.05)		(0.15)	(0.12)	(0.03)	(0.01)	(0.10)
From net realized capital gains	(0.33)		—	—	—	—	—
Total distributions	(0.38)		(0.15)	(0.12)	(0.03)	(0.01)	(0.10)

Net asset value, end of period	$16.91		$15.07	$10.95	$10.16	$8.78	$8.30

Total Return (a)	14.87	%(b)	39.26%	9.01%	15.99%	5.99%	(27.76%)

Net assets, end of period (000's omitted)	$14,113		$14,339	$10,177	$9,793	$8,265	$8,312

Ratio of operating expenses to average net assets:	1.36	%(c)	1.37%	1.43%	1.40%	1.37%	1.33%

Ratio of net investment income to average net assets:	0.82	%(c)	1.06%	1.23%	0.35%	0.18%	0.96%

Portfolio turnover rate	14	%(b)	36%	8%	87%	2%	108%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)
Class I Shares	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$15.17		$13.31	$15.55	$13.41	$12.34	$16.67
Income (loss) from investment operations:
Net investment income	0.08		0.17	0.18	0.14	0.11	0.13
Net realized and unrealized gain (loss) on investments	2.43		2.20	0.78	2.13	1.09	(4.35)
Total from investment operations	2.51		2.37	0.96	2.27	1.20	(4.22)

Less distributions:
From net investment income	(0.09)		(0.18)	(0.18)	(0.13)	(0.13)	(0.11)
From net realized gains on investments	—		(0.33)	(3.02)	—	—	—
Total distributions	(0.09)		(0.51)	(3.20)	(0.13)	(0.13)	(0.11)

Net asset value, end of period	$17.59		$15.17	$13.31	$15.55	$13.41	$12.34

Total Return (a)	16.59	%(b)	18.32%	8.64%	16.95%	9.72%	(25.19%)

Net assets, end of period (000's omitted)	$18,705		$16,210	$14,346	$14,216	$14,263	$13,645

Ratio of operating expenses to average net assets:	1.35	%(c)	1.36%	1.43%	1.40%	1.32%	1.31%

Ratio of net investment income to average net assets:	0.94	%(c)	1.22%	1.31%	0.84%	0.83%	1.17%

Portfolio turnover rate	25	%(b)	13%	27%	18%	30%	6%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
Class I Shares	Period Ended February 28, 2014 (a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.64
Total from investment operations	0.62

Net asset value, end of period	$10.62

Total Return (b)	6.20	%(c)

Net assets, end of period (000's omitted)	$952

Ratio of operating expenses to average net assets:	1.68	%(d)

Ratio of net investment loss to average net assets:	(0.56	%)(d)

Portfolio turnover rate	6	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)
Class C Shares	Period Ended February 28, 2014 (a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain on investments	0.63
Total from investment operations	0.57

Net asset value, end of period	$10.57

Total Return (b)	5.70	%(c)

Net assets, end of period (000's omitted)	$13

Ratio of operating expenses to average net assets:	2.68	%(d)

Ratio of net investment loss to average net assets:	(1.56	%)(d)

Portfolio turnover rate	6	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS — February 28, 2014 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund
The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund are authorized to offer one class of shares, Class I. The Texas Fund is authorized to offer two classes of shares, Class I and Class C. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses in the Texas Fund are allocated to each class based on relative share balances.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2014:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$12,744,113	$12,744,113
Corporate Bonds	—	24,017,750	24,017,750
Mortgage-Backed Securities	—	2,134,176	2,134,176
Money Market Funds	4,035,508	—	4,035,508
Totals	$4,035,508	$38,896,039	$42,931,547

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,990,011	$—	$9,990,011
Exchange-Traded Funds	3,683,372	—	3,683,372
Money Market Funds	440,355	—	440,355
Totals	$14,113,738	$—	$14,113,738

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$23,799,464	$—	$23,799,464
Money Market Funds	182,165	—	182,165
Totals	$23,981,629	$—	$23,981,629

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,504,056	$—	$13,504,056
Money Market Funds	628,301	—	628,301
Totals	$14,132,357	$—	$14,132,357

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$17,151,593	$—	$17,151,593
Preferred Stocks	—	—	—
Money Market Funds	1,532,848	—	1,532,848
Totals	$18,684,441	$—	$18,684,441

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,849,924	$—	$9,849,924
Put Options	95,393	—	95,393
Money Market Funds	666,051	—	666,051
Totals	$10,611,368	$—	$10,611,368

(a)
As of and during the periods ended February 28, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the periods ended February 28, 2014. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the periods ended February 28, 2014, no securities were fair valued.

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Texas Fund	Put options purchased	Investment securities at fair value	$95,393
	Totals		$95,393

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations during the periods ended February 28, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income
Texas Fund *	Put options purchased	Net realized loss from put options purchased	$(16,945)
Texas Fund *	Put options purchased	Net change in unrealized depreciation on put options purchased	(81,313)
	Totals		$(98,258)

*	Represents the period from initial public offering (September 17, 2013) through February 28, 2014.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value and Value Fund did not invest in any derivative instruments during the six month period ended February 28, 2014.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2014:

Assets:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Select Value Fund	Securities Loaned	$45,363	$—	$45,363	$—	$45,363	$—
Texas Fund	Securities Loaned	288,927	—	288,927	—	288,927	—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Select Value Fund	Securities Loaned	$46,365	$—	$46,365	$46,365	$—	$—
Texas Fund	Securities Loaned	291,127	—	291,127	291,127	—	—

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended February 28, 2014 and the year ended August 31, 2013 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2014	2013	2014	2013
Fixed Income Fund	$291,308	$661,784	$—	$—
Informed Investor Growth Fund	948,210	1,021,556	145,819	—
Quality Growth Fund	15,199	149,428	—	—
Select Value Fund	48,343	136,109	286,386	—
Value Fund	94,232	547,509	—	—
Texas Fund	—	—	—	—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 millon	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the periods ended February 28, 2014, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2014
Fixed Income Fund	$193,340	$30,568
Informed Investor Growth Fund	83,760	12,792
Quality Growth Fund	143,784	21,661
Select Value Fund	85,631	12,505
Value Fund	104,454	16,642
Texas Fund	46,360	10,846

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investment Company Services Agreement

Pursuant to an Investment Company Services Agreement between the Trust and Matrix 360 Administration, LLC (“Matrix”), Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Matrix receives the greater of an annual base fee of $30,000 per Fund or 0.075% of the Trust’s Equity Funds’ aggregate average daily net assets to $400 million with lower fees at higher asset levels and 0.04% of the Trust’s Fixed Income Fund aggregate average net assets to $400 million with lower fees at higher assets levels. The fees payable to Matrix are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

The Texas Fund has also adopted a separate Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the Investment Company Act of 1940 Act. The Distribution Plan provides that the Texas Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Texas Fund’s shares (such compensation being commonly referred to as “12b-1 fees”). Sales charges (including, without limitation, sales loads, CDSCs and 12b-1 fees) may be paid to broker-dealers, banks and other financial intermediaries eligible to receive such fees for sales of Texas Fund shares and for services provided to shareholders. The Distributor may also retain a portion of these fees as the Texas Fund’s distributor. Pursuant to the Distribution Plan, the Texas Fund may annually pay the Distributor up to 1.00% of the average daily net assets attributable to the Texas Fund’s Class C shares. The 1.00% fee for the Texas Fund’s Class C shares is comprised of a 0.75% service fee and a 0.25% distribution fee. Because 12b-1 fees are paid out of the Texas Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Texas Fund may be offered by other broker-dealers as well. During the period from the initial public offering (September 17, 2013) through February 28, 2014, the Texas Fund incurred $47 in 12b-1 fees attributable to its Class C shares. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser or its affiliated companies.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the periods ended February 28, 2014, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund	Purchases	Sales
Fixed Income Fund	$3,361,728	$1,811,553
Informed Investor Growth Fund	18,181,139	18,758,858
Quality Growth Fund	1,349,336	5,976,403
Select Value Fund	1,849,306	3,659,218
Value Fund	4,142,045	4,512,211
Texas Fund	9,766,165	450,826

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $565,000 and $0, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The Texas Fund’s initial distributable earnings amounts will be provided in the August 31, 2014 annual report. The tax character of distributable earnings (deficit) at August 31, 2013, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post- December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$(165,329)	$1,801	$—	$(452,239)	$—	$—	$(615,767)
Informed Investor Growth Fund	1,314,545	610,462	145,819	—	—	—	2,070,826
Quality Growth Fund	5,536,714	15,199	—	(3,966,404)	—	—	1,585,509
Select Value Fund	2,426,151	18,758	—	(182,085)	—	—	2,262,824
Value Fund	4,254,917	26,077	—	(1,250)	—	—	4,279,744

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales. Following the January 22, 2010 acquisition by the Quality Growth Fund of the Monteagle Large Cap Growth Fund, the Quality Growth Fund acquired all capital loss carryforwards available to the Large Cap Growth Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforwards. Of the capital losses subject to Section 382, the Quality Growth Fund may only utilize $499,665 in a given year.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2013, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$—	$—	$—	$—
Informed Investor Growth Fund	—	—	—	—
Quality Growth Fund	—	404,988	—	—
Select Value Fund	—	—	—	—
Value Fund	—	317,982	—	—

As of August 31, 2013, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund	2015	2016	2017	2018	Non-Expiring Long-Term	Total	Utilized
Fixed Income Fund	$148,066	$61,228	$220,424	$22,521	$—	$452,239	$99,449
Informed Investor Growth Fund	—	—	—	—	—	—	—
Quality Growth Fund	—	—	3,966,404	—	—	3,966,404	2,451,293
Select Value Fund	—	—	—	182,085	—	182,085	1,107,026
Value Fund	—	—	—	—	1,250	1,250	—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund or Select Value Fund during the year ended August 31, 2013.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2014:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$42,546,019	$1,036,695	$(651,167)	$385,528
Informed Investor Growth Fund	12,355,957	1,765,970	(8,189)	1,757,781
Quality Growth Fund	16,913,882	7,126,460	(58,713)	7,067,747
Select Value Fund	11,674,704	3,237,336	(779,683)	2,457,653
Value Fund	13,970,404	4,845,083	(131,046)	4,714,037
Texas Fund	10,209,823	854,566	(453,021)	401,545

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2011, 2012 and 2013 and for the periods ended February 28, 2014 and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the periods ended February 28, 2014, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2011.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2014, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund. The Trust does not know whether Maril & Co., Mitra & Co., Stifel Nicolaus & Co. or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the noted Funds.

Fund	Shareholder	Percent Owned as of February 28, 2014
Fixed Income Fund	Mitra & Co.	90%
Informed Investor Growth Fund	Maril & Co.	91%
Quality Growth Fund	Maril & Co.	89%
Select Value Fund	Stifel Nicolaus & Co.	87%
Value Fund	Maril & Co.	99%
Texas Fund	NFS	98%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2014
Class I
Shares	174,577	(40,608)	25,236	4,003,063
Value	$1,796,100	$(418,332)	$260,895

For the Fiscal Year ended:
August 31, 2013
Class I
Shares	761,509	(293,457)	53,166	3,843,858
Value	$8,124,893	$(3,106,086)	$563,944

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2014
Class I
Shares	9,373	(25,777)	7,742	1,123,374
Value	$115,048	$(324,296)	$93,445

For the Fiscal Year ended:
August 31, 2013
Class I
Shares	22,894	(74,521)	10,299	1,132,036
Value	$244,201	$(819,035)	$106,083

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2014
Class I
Shares	15,740	(444,136)	162	1,971,365
Value	$185,623	$(5,073,807)	$1,928

For the Fiscal Year ended:
August 31, 2013
Class I
Shares	157,043	(597,802)	4,831	2,399,599
Value	$1,624,206	$(6,314,125)	$48,826

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2014
Class I
Shares	133,313	(252,974)	2,614	834,361
Value	$2,217,693	$(4,210,180)	$42,528

For the Fiscal Year ended:
August 31, 2013
Class I
Shares	124,441	(103,016)	173	951,408
Value	$1,886,865	$(1,518,514)	$2,216

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2014
Class I
Shares	1,477	(6,790)	85	1,063,506
Value	$25,005	$(110,383)	$1,377

For the Fiscal Year ended:
August 31, 2013
Class I
Shares	10,634	(20,044)	707	1,068,734
Value	$146,285	$(280,626)	$9,424

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Period(a) ended:
February 28, 2014
Class I
Shares	956,633	(4,765)	—	951,868
Value	$9,735,480	$(48,666)	$—
Class C
Shares	1,190	(1)	—	1,189
Value	$12,000	$(12)	$—

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10. OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

12. SUBSEQUENT EVENTS

On March 17, 2014, the Select Value Fund declared a dividend of $36,465, which was payable on March 17, 2014. On March 17, 2014, the Value Fund declared a dividend of $34,672, which was payable on March 17, 2014. On March 31, 2014, the Fixed Income Fund declared a dividend of $41,902, which was payable on March 31, 2014.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants - the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO. The Committee has not served the Fund with the Amended Complaint, and the Fund was not named as a Defendant in the original complaint. Although the Fund has not yet been served, the Fund is monitoring the litigation.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP). It is unclear if the Fund is named as a Defendant, or is a member of any proposed class, in any of these other actions.

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid. The Executive Committee is evaluating the next steps in light of this decision.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the six month period ended February 28, 2014, certain dividends paid by Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount of $291,308, $1,094,029, $15,199, $334,729, and $94,232, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2013) and held until the end of the period (February 28, 2014).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	2.00%	$1,000.00	1.06%	$1,020.00	$5.31
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.06%	$1,019.50	$5.31

Informed Investor Growth Fund
		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	17.27%	$1,000.00	1.35%	$1,172.70	$7.27
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.35%	$1,018.10	$6.76

Quality Growth Fund
		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	14.25%	$1,000.00	1.31%	$1,142.50	$6.96
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.31%	$1,018.30	$6.56

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	14.87%	$1,000.00	1.36%	$1,148.70	$7.25
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.36%	$1,018.10	$6.81

Value Fund
		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	16.59%	$1,000.00	1.35%	$1,165.90	$7.25
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.35%	$1,018.10	$6.76

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Texas Fund
		Beginning Account Value 9/20/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(2)
Actual Example Based on actual return of:
Class I	6.20%	$1,000.00	1.68%	$1,062.00	$7.69
Class C	5.70%	$1,000.00	2.68%	$1,057.00	$12.23

		Beginning Account Value 9/01/13	Annualized Expense Ratio For the Period	Ending Account Value 2/28/14	Expenses Paid During the Period(1)
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.68%	$1,016.50	$8.40
Class C		$1,000.00	2.68%	$1,011.50	$13.37

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period from September 20, 2013, the day of initial expense accruals, through February 28, 2014).

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

On April 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss the initial approval of the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to The Texas Fund, a series fund within the Trust (the “Fund”), and separately and individually, the Subadvisory Agreement by and among the Adviser, the Trust and J. Team Financial Inc. (the “Sub-adviser”) with respect to the Fund (the Management Agreement and the Subadvisory Agreement together, “the Agreements”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the approval meeting, such as: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser and the Sub-adviser; (ii) performance assessments of the investment performance of the Fund by personnel of the Adviser and Sub-adviser; (iii) performance commentary on the reasons for the performance; (iv) presentations by the Fund’s portfolio managers addressing the Adviser’s and Sub-adviser’s investment philosophy, investment strategy and operation; (v) compliance reports, audit and review reports concerning the Fund, the Adviser and the Sub-adviser, (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund, the Adviser and/or the Sub-adviser are responding to them; (viii) financial information about the Adviser and the Sub-adviser; (ix) a description of the personnel at the Adviser and the Sub-adviser involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and the Sub-Adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Fund; (xii) where available, information about performance information for other mutual funds that are similar to the Fund; (xiii) where available, information about performance and fees relative to other accounts managed by the Sub-adviser that might be considered comparable to the Fund in terms of investment style; and (xiii) any soft-dollar or

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

other “fall-out” or similar benefits to be realized by the Adviser or the Sub-adviser from their relationship with the Fund. The Board also took into consideration the Adviser’s recommendation that the Subadvisory Agreement be approved, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to initially approve the Agreements and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser to the Fund. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and its shareholders; the processes used for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that neither the Adviser nor Sub-adviser reported any material compliance matter over the last year; the manner in which the Sub-adviser seeks to satisfy its obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting that the Sub-adviser has provided its policies and procedures related to trading and brokerage, as well as information about average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-adviser relies in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Sub-adviser similar to the Fund; the oversight of the Fund’s portfolio by the Sub-adviser and the Adviser and the oversight of the Sub-adviser by the Adviser; the Sub-adviser’s succession plan and business continuity plan; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-adviser (such as its respective Form ADV), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser were satisfactory and adequate for the Fund.

Investment Performance of the Funds, the Adviser and the Sub-adviser.

In considering the investment performance of the Fund the Adviser and the Sub-adviser, it was noted that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing Fund’s portfolios day-to-day.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

In their evaluation of fund performance, the Trustees considered that the Fund was new, and that there was no prior performance to consider. The Trustees, however, took into consideration the Sub-Adviser’s prior experience managing assets in a similar fashion for institutional accounts.

After consideration and discussion, including the Adviser’s and the Sub-adviser’s experience and performance in their roles with respect to the Fund, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the Adviser and the Sub-adviser’s responses were satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-adviser from their Relationships with the Fund.

In considering these factors, the Trustees noted the overall expenses of the Fund, including the nature and frequency of advisory and sub-advisory fee payments. In addition, the Trustees noted the expected asset levels of the Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other funds in its group.

The Trustees considered the financial condition and profitability information provided by the Adviser and Sub-adviser in the Board Materials and the level of commitment to the Fund by the principals of the Adviser and Sub-adviser to their roles for the Fund.

The Trustees also considered information provided on fees charged by the Sub-adviser to accounts that might be considered comparable – such as institutional accounts – being managed in a similar style, noting that typically, fees charged the Fund were similar to fees charged to other accounts managed by the Sub-adviser in the same style. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits realized by the Adviser and the Sub-adviser from their relationships with the Fund were satisfactory.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Other Benefits Derived by the Adviser or Sub-adviser from their Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-adviser derives from its relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. After reviewing and considering these items and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees next considered the extent to which economies of scale would be realized if the Fund grows and whether the advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

The Trustees were also reminded that when evaluating an advisory or subadvisory contract or fees, the Trustees should not take into consideration or make any adjustment for expenditures made by the Adviser, Sub-adviser or their affiliates for Fund distribution, since Fund assets may be used for the payment of distribution only under a properly adopted 12b-1 plan. It was noted that while information about promotional expenditures can be considered for other purposes – such as determining whether the Fund’s distribution arrangements are appropriate – the Trustees should not take them into account when approving the advisory or subadvisory arrangements or fees.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Agreements for an initial two-year period, and determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

[This page intentionally left blank]

[This page intentionally left blank]

THE MONTEAGLE FUNDS

 Investment Adviser
Nashville Capital Corporation
2506 Winford Ave.
Nashville, TN 37211

Distributor
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

Transfer Agent, Administrator
& Shareholder Servicing Agent
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(888) 263-5593
www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable

(a)(2)	Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith as Exhibit 12 (a )(2)

(a)(3)	Not applicable

(b)	Certifications required by Item 12 (b) of Form N-CSR are filed herewith as Exhibit 12 (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: May 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 5, 2014